Restricted cash	12 Months Ended
Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Restricted cash
Restricted cash

Restricted cash includes:

(In US$ millions)	December 31, 2013	December 31, 2012
CIRR deposits (1)	197	270
Margin calls related to share forward agreements	72	69
Restricted deposit related to loan facility	—	5
Tax withholding deposits	49	58
Total restricted cash	318	402
Long-term restricted cash (related to CIRR deposits and loan facility)	150	218
Short-term restricted cash	168	184

(1) CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate ("CIRR") loans from Eksportfinans ASA, the Norwegian export credit agency (See Note 23 to the consolidated financial statements included herein). The deposits are used to make repayments of the CIRR loans.